Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Communication Services (3.4%)
	New York Times Co. Class A	2,784,978	97,029
*	Bumble Inc. Class A	3,505,103	90,256
*	Live Nation Entertainment Inc.	1,116,656	89,880
*	Ziff Davis Inc.	851,840	76,223
*	Cargurus Inc.	3,156,813	55,718
*	ZipRecruiter Inc. Class A	2,713,206	53,287
*	Cinemark Holdings Inc.	4,173,685	49,834
*	Take-Two Interactive Software Inc.	364,212	41,240
	Warner Music Group Corp. Class A	1,063,704	38,772
	Electronic Arts Inc.	236,116	30,383
*	Iridium Communications Inc.	326,788	19,555
*	Yelp Inc. Class A	539,541	17,001
*	Spotify Technology SA	66,985	7,550
	Cable One Inc.	6,772	5,349
*	Clear Channel Outdoor Holdings Inc.	1,948,279	3,721
*	Playtika Holding Corp.	328,111	3,442
*	TechTarget Inc.	54,080	2,679
*	TripAdvisor Inc.	97,344	2,268
*	Bandwidth Inc. Class A	68,221	1,697
*	Integral Ad Science Holding Corp.	107,028	1,100
*	PubMatic Inc. Class A	62,376	956
*	WideOpenWest Inc.	82,232	945
*	Vimeo Inc.	190,905	867
*	EverQuote Inc. Class A	47,437	740
*	Madison Square Garden Sports Corp.	3,883	706
			691,198
Consumer Discretionary (11.3%)
*	Burlington Stores Inc.	804,056	184,796
*	Skyline Champion Corp.	1,789,017	105,463
	Wingstop Inc.	663,451	105,137
	Texas Roadhouse Inc. Class A	979,289	98,350
	Levi Strauss & Co. Class A	5,121,583	94,237
*	Five Below Inc.	469,972	92,646
	Steven Madden Ltd.	2,484,941	89,085
*	YETI Holdings Inc.	1,756,788	78,634
*	frontdoor Inc.	2,882,768	78,354
	Acushnet Holdings Corp.	1,617,357	75,935
*	Deckers Outdoor Corp.	154,074	65,864
	Churchill Downs Inc.	237,533	58,932
*	Floor & Decor Holdings Inc. Class A	647,618	58,784
	Carter's Inc.	694,006	57,859
*	Skechers USA Inc. Class A	1,046,329	50,381

		Shares	Market Value ($000)
*	Etsy Inc.	352,305	48,470
*	Leslie's Inc.	2,759,406	42,743
*	Sally Beauty Holdings Inc.	2,562,250	39,920
*	Callaway Golf Co.	1,626,472	39,832
	Domino's Pizza Inc.	111,036	39,196
*	Farfetch Ltd. Class A	5,351,417	36,497
	Papa John's International Inc.	405,439	36,364
*	Ulta Beauty Inc.	68,857	35,390
*	Dollar Tree Inc.	234,794	35,261
*	National Vision Holdings Inc.	855,968	35,180
*	Under Armour Inc. Class C	3,172,857	34,584
*	Canada Goose Holdings Inc.	1,245,834	30,137
	Pool Corp.	77,668	29,950
*	Grand Canyon Education Inc.	236,265	27,539
*	Petco Health & Wellness Co. Inc. Class A	2,082,802	24,348
*	Revolve Group Inc.	841,800	24,025
	Tractor Supply Co.	103,272	23,545
*,1	Sportradar Holding AG Class A	1,812,553	22,748
	Hanesbrands Inc.	2,495,045	21,058
*	Fox Factory Holding Corp.	170,607	20,147
*	Chegg Inc.	896,186	18,605
	Boyd Gaming Corp.	297,511	18,538
	Murphy USA Inc.	66,668	18,136
*	Bright Horizons Family Solutions Inc.	232,132	17,823
	Tapestry Inc.	368,937	16,812
	Williams-Sonoma Inc.	117,330	15,832
	Buckle Inc.	355,170	15,627
	Travel + Leisure Co.	290,446	12,306
*	Cavco Industries Inc.	43,767	11,646
*	Tri Pointe Homes Inc.	509,141	11,247
	Toll Brothers Inc.	185,611	11,042
*	SeaWorld Entertainment Inc.	169,834	10,596
	Shutterstock Inc.	119,938	9,028
	Patrick Industries Inc.	100,460	7,130
*	Everi Holdings Inc.	387,131	6,724
	Oxford Industries Inc.	55,871	6,549
*	American Axle & Manufacturing Holdings Inc.	735,363	6,523
	Signet Jewelers Ltd.	84,876	6,519
*	CarParts.com Inc.	932,394	6,359
*	Six Flags Entertainment Corp.	217,363	5,836
*	Visteon Corp.	37,122	5,804
*	RH	18,414	5,745
*	Master Craft Boat Holdings Inc.	194,458	5,593
	Dine Brands Global Inc.	68,827	5,321
*	Perdoceo Education Corp.	354,118	5,301
*	Malibu Boats Inc. Class A	83,664	5,069
*	Boot Barn Holdings Inc.	52,825	4,410
*	Taylor Morrison Home Corp. Class A	119,320	4,272
*	Hilton Grand Vacations Inc.	88,599	4,196
*	Dave & Buster's Entertainment Inc.	93,982	4,074
*	Brinker International Inc.	102,618	4,049
	Ruth's Hospitality Group Inc.	233,538	4,043
	Brunswick Corp.	47,007	3,964
	Caleres Inc.	149,388	3,887
*,1	Stitch Fix Inc. Class A	731,869	3,813
*	Chico's FAS Inc.	691,912	3,646
	Wendy's Co.	153,173	3,416
	Vail Resorts Inc.	12,771	3,350

		Shares	Market Value ($000)
*	MarineMax Inc.	106,970	3,343
*	Golden Entertainment Inc.	83,224	3,287
	Academy Sports & Outdoors Inc.	54,150	3,163
*	Monarch Casino & Resort Inc.	41,033	3,144
	Winnebago Industries Inc.	47,651	3,034
*	Dorman Products Inc.	30,124	2,924
	Hibbett Inc.	40,557	2,691
	Carriage Services Inc. Class A	80,893	2,623
*,1	Luminar Technologies Inc. Class A	273,696	1,826
	Installed Building Products Inc.	16,153	1,778
*	Shake Shack Inc. Class A	29,709	1,690
	Standard Motor Products Inc.	40,577	1,642
*	International Game Technology plc	60,336	1,596
*	Denny's Corp.	109,135	1,312
*,1	Rent the Runway Inc. Class A	280,483	1,203
*	Quotient Technology Inc.	290,641	1,177
*,1	Workhorse Group Inc.	481,001	1,063
	Shoe Carnival Inc.	30,156	824
*	Stride Inc.	19,032	817
	PulteGroup Inc.	14,352	816
*	Build-A-Bear Workshop Inc.	32,373	795
*	Children's Place Inc.	17,404	790
*	Target Hospitality Corp.	50,303	772
*	Neogames SA	59,624	769
*	Norwegian Cruise Line Holdings Ltd.	39,632	603
*	RCI Hospitality Holdings Inc.	6,265	569
*,1	Torrid Holdings Inc.	151,156	562
	Aaron's Co. Inc.	37,036	543
*	Red Robin Gourmet Burgers Inc.	39,006	349
			2,299,927
Consumer Staples (3.2%)
*	Performance Food Group Co.	2,870,726	176,033
*	BJ's Wholesale Club Holdings Inc.	1,550,339	112,353
	Nu Skin Enterprises Inc. Class A	1,937,581	83,084
	Casey's General Stores Inc.	266,643	62,904
	MGP Ingredients Inc.	391,395	38,177
*	Celsius Holdings Inc.	348,094	34,921
*	BellRing Brands Inc.	955,384	27,095
*	Freshpet Inc.	363,166	22,999
	Coca-Cola Consolidated Inc.	34,925	17,699
	Cal-Maine Foods Inc.	307,030	17,568
*	elf Beauty Inc.	252,486	14,531
	Lamb Weston Holdings Inc.	108,339	10,822
*	Pilgrim's Pride Corp.	363,017	8,814
*	Herbalife Nutrition Ltd.	360,148	6,328
	Medifast Inc.	53,082	5,916
*	Darling Ingredients Inc.	69,233	4,589
	Vector Group Ltd.	261,190	3,382
	John B Sanfilippo & Son Inc.	38,525	3,256
*	USANA Health Sciences Inc.	43,366	2,534
	Turning Point Brands Inc.	75,086	1,743
	Inter Parfums Inc.	14,739	1,742
*	Olaplex Holdings Inc.	179,724	1,134
*	Sprouts Farmers Market Inc.	26,476	846
*	Rite Aid Corp.	175,960	642
			659,112

		Shares	Market Value ($000)
Energy (4.0%)
	Magnolia Oil & Gas Corp. Class A	4,817,326	113,737
	Chord Energy Corp.	781,119	111,958
	Viper Energy Partners LP	3,144,217	99,829
	PDC Energy Inc.	1,200,890	81,336
	ChampionX Corp.	1,872,698	61,836
	Matador Resources Co.	632,320	41,834
*	Southwestern Energy Co.	5,894,844	32,540
	Cactus Inc. Class A	520,162	28,146
	EQT Corp.	752,900	24,597
*	TechnipFMC plc	1,339,876	18,611
	Coterra Energy Inc.	727,852	18,218
	Pioneer Natural Resources Co.	67,346	15,513
	Texas Pacific Land Corp.	5,971	11,917
*	Kosmos Energy Ltd.	1,451,245	11,479
*	Nabors Industries Ltd. (XNYS)	61,375	10,897
	SM Energy Co.	331,085	10,883
	Liberty Energy Inc. Class A	583,022	9,229
	Diamondback Energy Inc.	60,958	8,907
*	Weatherford International plc	138,656	7,887
	Range Resources Corp.	303,830	7,602
*	Talos Energy Inc.	381,405	7,556
*	Par Pacific Holdings Inc.	248,374	6,639
*	W&T Offshore Inc.	1,017,972	6,332
*	Denbury Inc.	58,214	5,052
	PBF Energy Inc. Class A	115,182	4,836
	Ovintiv Inc. (XNYS)	97,759	4,813
	Delek US Holdings Inc.	179,642	4,807
*	Antero Resources Corp.	148,713	4,289
*	Amplify Energy Corp.	458,191	3,968
	Patterson-UTI Energy Inc.	213,365	3,585
	CONSOL Energy Inc.	54,575	3,156
*	NexTier Oilfield Solutions Inc.	308,839	2,909
	CVR Energy Inc.	85,853	2,850
*	US Silica Holdings Inc.	208,045	2,546
*	Callon Petroleum Co.	54,997	2,340
*	Oceaneering International Inc.	90,329	1,929
*	Comstock Resources Inc.	151,255	1,838
*	TETRA Technologies Inc.	387,026	1,533
	Arch Resources Inc.	8,036	1,189
*	Gulfport Energy Corp.	13,321	908
	Solaris Oilfield Infrastructure Inc. Class A	82,776	877
	Murphy Oil Corp.	12,140	529
			801,437
Financials (8.4%)
	LPL Financial Holdings Inc.	571,020	135,400
	Synovus Financial Corp.	2,931,733	122,986
	Assured Guaranty Ltd.	1,744,302	109,193
	Webster Financial Corp.	2,059,377	108,426
	Prosperity Bancshares Inc.	1,367,216	103,717
	Voya Financial Inc.	1,358,922	94,812
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,366,328	87,341
	Tradeweb Markets Inc. Class A	1,158,041	86,320
	MGIC Investment Corp.	5,962,478	84,190
	Valley National Bancorp	6,984,311	82,974
	StepStone Group Inc. Class A	2,730,778	79,712
	American Financial Group Inc.	500,652	71,388
	Houlihan Lokey Inc. Class A	637,412	63,148

		Shares	Market Value ($000)
	FirstCash Holdings Inc.	556,424	51,291
	Western Alliance Bancorp	610,417	46,007
	Assurant Inc.	343,381	45,529
	MarketAxess Holdings Inc.	124,684	45,366
*	PRA Group Inc.	1,045,899	42,087
	WisdomTree Inc.	5,758,737	33,170
*	Ryan Specialty Holdings Inc.	702,355	29,934
	Piper Sandler Cos.	183,011	26,006
	FactSet Research Systems Inc.	55,014	23,268
*	Palomar Holdings Inc.	434,125	22,188
	Everest Re Group Ltd.	51,335	17,951
	Kinsale Capital Group Inc.	49,086	13,668
	Virtus Investment Partners Inc.	60,974	13,102
	RLI Corp.	74,648	9,887
*	LendingClub Corp.	995,831	9,650
*	Focus Financial Partners Inc. Class A	161,738	7,303
*	NMI Holdings Inc. Class A	185,962	4,320
*	Donnelley Financial Solutions Inc.	88,166	4,021
*	Green Dot Corp. Class A	199,769	3,612
	Westamerica BanCorp	64,966	3,610
	Brightsphere Investment Group Inc.	127,564	2,991
*	Federated Hermes Inc.	65,384	2,570
	First BanCorp (XNYS)	183,195	2,464
*	Avantax Inc.	82,850	2,414
	Veritex Holdings Inc.	69,423	1,954
	Lincoln National Corp.	49,653	1,759
*	Victory Capital Holdings Inc. Class A	53,551	1,587
	Brown & Brown Inc.	22,982	1,346
	PJT Partners Inc. Class A	15,101	1,209
*	Metropolitan Bank Holding Corp.	17,549	1,042
	Cohen & Steers Inc.	11,210	824
*	Bancorp Inc.	24,050	816
*	Open Lending Corp. Class A	87,853	771
	Hamilton Lane Inc. Class A	8,813	686
	Bank of NT Butterfield & Son Ltd.	19,548	625
			1,704,635
Health Care (19.6%)
*	ICON plc	845,083	194,969
*	Acadia Healthcare Co. Inc.	1,643,491	138,086
*	Omnicell Inc.	1,952,237	108,291
	Bio-Techne Corp.	1,170,419	93,236
*	QuidelOrtho Corp.	1,063,999	91,089
*	Haemonetics Corp.	1,058,119	89,517
	Encompass Health Corp.	1,422,619	88,843
*	Globus Medical Inc. Class A	1,173,877	88,628
*	ICU Medical Inc.	457,762	88,453
*	Merit Medical Systems Inc.	1,237,542	88,299
*	Veracyte Inc.	3,301,623	82,970
*	Charles River Laboratories International Inc.	328,744	79,967
*	Insulet Corp.	274,127	78,762
*	Amedisys Inc.	812,384	78,525
	STERIS plc	363,722	75,112
*	Glaukos Corp.	1,514,085	74,266
*	Surgery Partners Inc.	2,195,137	72,879
*	Myriad Genetics Inc.	3,693,440	72,835
*	Penumbra Inc.	283,091	70,889
*	Ultragenyx Pharmaceutical Inc.	1,515,288	68,688
*	HealthEquity Inc.	1,050,499	63,923

		Shares	Market Value ($000)
*	Repligen Corp.	287,751	53,320
*	Henry Schein Inc.	613,432	52,847
	Cooper Cos. Inc.	150,364	52,467
*	Doximity Inc. Class A	1,432,692	50,531
*	Horizon Therapeutics plc	446,304	48,968
*	Kymera Therapeutics Inc.	1,257,716	47,013
*	Exelixis Inc.	2,489,078	43,858
*	Cytokinetics Inc.	1,007,865	42,814
*	DexCom Inc.	397,861	42,607
*	Neurocrine Biosciences Inc.	383,506	42,542
*	Certara Inc.	2,148,425	41,679
*	Molina Healthcare Inc.	131,653	41,053
*	REVOLUTION Medicines Inc.	1,522,986	40,725
*	Intra-Cellular Therapies Inc.	828,616	39,707
*	Mettler-Toledo International Inc.	25,875	39,664
*	Zentalis Pharmaceuticals Inc.	1,678,842	39,621
*	Integra LifeSciences Holdings Corp.	690,369	39,558
	ResMed Inc.	171,664	39,203
*	Ascendis Pharma A/S ADR	315,857	39,192
*	Hologic Inc.	479,970	39,055
	Stevanato Group SpA	1,857,902	36,564
*	Celldex Therapeutics Inc.	828,961	36,524
*	Apellis Pharmaceuticals Inc.	675,658	35,627
*	Halozyme Therapeutics Inc.	666,081	34,483
*	Supernus Pharmaceuticals Inc.	810,645	33,245
*	IDEXX Laboratories Inc.	68,300	32,818
*	Nevro Corp.	865,182	31,769
*	Blueprint Medicines Corp.	634,116	29,639
*	Sotera Health Co.	1,675,132	28,879
*	NuVasive Inc.	594,322	27,101
*	CareDx Inc.	1,749,172	26,133
	Bruker Corp.	367,278	25,754
*	Pediatrix Medical Group Inc.	1,615,995	24,806
	Teleflex Inc.	100,338	24,424
*	SpringWorks Therapeutics Inc.	704,117	22,109
*	Pacira BioSciences Inc.	557,637	21,898
*	Sage Therapeutics Inc.	478,803	21,230
*	Neogen Corp.	968,623	20,738
*	Inspire Medical Systems Inc.	81,567	20,641
	Chemed Corp.	40,811	20,615
*	Azenta Inc.	363,802	20,337
*	Align Technology Inc.	70,939	19,134
*	iRhythm Technologies Inc.	193,516	19,023
*	Relay Therapeutics Inc.	876,069	18,800
*	Agios Pharmaceuticals Inc.	627,486	18,498
*	Tandem Diabetes Care Inc.	446,493	18,190
*	Maravai LifeSciences Holdings Inc. Class A	1,231,667	18,056
*	C4 Therapeutics Inc.	2,276,224	17,732
*	AMN Healthcare Services Inc.	183,947	17,629
*	Medpace Holdings Inc.	79,001	17,465
*	Legend Biotech Corp. ADR	338,682	17,103
*	Alkermes plc	594,462	17,025
*	Catalent Inc.	310,797	16,643
*	Ligand Pharmaceuticals Inc.	222,433	15,504
*	Arvinas Inc.	463,734	15,197
*	Immatics NV	1,786,300	14,487
*	Ionis Pharmaceuticals Inc.	361,752	14,423
*	Illumina Inc.	66,053	14,149

		Shares	Market Value ($000)
*	Sarepta Therapeutics Inc.	109,014	13,623
*	Definitive Healthcare Corp. Class A	977,500	12,101
*	Lantheus Holdings Inc.	207,392	11,925
*	Evolent Health Inc. Class A	361,853	11,659
*	Shockwave Medical Inc.	60,169	11,308
*	Teladoc Health Inc.	368,582	10,836
*	Avantor Inc.	432,855	10,345
*	Axogen Inc.	1,072,597	10,158
*	Exact Sciences Corp.	135,337	9,138
*	Deciphera Pharmaceuticals Inc.	531,148	9,035
*	Intercept Pharmaceuticals Inc.	488,431	8,919
*	ACADIA Pharmaceuticals Inc.	437,664	8,329
*	Veeva Systems Inc. Class A	48,445	8,262
*	FibroGen Inc.	348,277	8,219
*	Schrodinger Inc.	337,465	8,160
*	STAAR Surgical Co.	114,542	8,081
	Ensign Group Inc.	80,101	7,469
*	CorVel Corp.	40,848	7,277
*	Agenus Inc.	2,471,590	6,451
*	Tenet Healthcare Corp.	115,643	6,343
*	Axonics Inc.	98,203	6,030
*	Natera Inc.	131,598	5,650
*	Atara Biotherapeutics Inc.	1,112,882	5,642
*	PTC Therapeutics Inc.	117,544	5,394
*	Novocure Ltd.	56,067	5,112
*	Sangamo Therapeutics Inc.	1,395,270	4,870
*	Arrowhead Pharmaceuticals Inc.	128,416	4,493
*	Voyager Therapeutics Inc.	457,063	4,315
*	AtriCure Inc.	97,699	4,228
*	TG Therapeutics Inc.	272,006	4,143
*	Karyopharm Therapeutics Inc.	1,170,620	3,863
*	Option Care Health Inc.	129,218	3,731
*	ViewRay Inc.	800,777	3,676
*,1	Novavax Inc.	328,624	3,585
*	Puma Biotechnology Inc.	777,390	3,343
*	Inogen Inc.	140,851	3,286
*	Seres Therapeutics Inc.	542,644	2,968
*	Fate Therapeutics Inc.	497,138	2,963
*,1	Akebia Therapeutics Inc.	4,698,164	2,960
*	Bridgebio Pharma Inc.	307,643	2,855
*	Esperion Therapeutics Inc.	445,798	2,835
*	Protagonist Therapeutics Inc.	196,775	2,615
*	Kiniksa Pharmaceuticals Ltd. Class A	169,216	2,447
*	Phreesia Inc.	62,880	2,357
*	Health Catalyst Inc.	169,456	2,355
*	CytomX Therapeutics Inc.	820,461	2,215
*	Silk Road Medical Inc.	40,573	2,206
*	LivaNova plc	38,414	2,159
*	Alector Inc.	236,904	2,090
*	Masimo Corp.	12,204	2,076
*	Allscripts Healthcare Solutions Inc.	115,239	2,064
*	MacroGenics Inc.	352,568	2,034
*	Coherus Biosciences Inc.	226,611	1,922
*,1	Heron Therapeutics Inc.	688,101	1,865
*	Arcturus Therapeutics Holdings Inc.	83,981	1,775
*	Cerus Corp.	552,469	1,735
*	OmniAb Inc. (XNMS)	409,443	1,695
*	Fortress Biotech Inc.	1,732,308	1,576

		Shares	Market Value ($000)
*	Joint Corp.	81,335	1,478
*	Gossamer Bio Inc.	555,356	1,466
*	ImmunoGen Inc.	314,654	1,447
*	IVERIC bio Inc.	61,587	1,423
*	Lexicon Pharmaceuticals Inc.	542,066	1,214
*	Codexis Inc.	186,328	1,146
*	Amicus Therapeutics Inc.	78,779	1,027
*	DaVita Inc.	12,140	1,000
*	Privia Health Group Inc.	36,950	999
*	ModivCare Inc.	9,225	989
*	Affimed NV	756,672	976
*	Morphic Holding Inc.	29,762	974
*	Selecta Biosciences Inc.	528,838	936
*	Sesen Bio Inc.	1,476,709	913
	US Physical Therapy Inc.	9,115	904
*	Pennant Group Inc.	66,647	862
	West Pharmaceutical Services Inc.	3,141	834
*	Alignment Healthcare Inc.	58,124	718
*	Contra Scilex Holding Co.	98,470	699
*	RadNet Inc.	32,572	686
*	Sorrento Therapeutics Inc.	698,309	669
	Embecta Corp.	25,159	664
*	Infinity Pharmaceuticals Inc.	1,053,408	654
*	Madrigal Pharmaceuticals Inc.	2,178	628
*	Amneal Pharmaceuticals Inc.	244,539	538
*	Multiplan Corp.	302,330	399
*	Precision BioSciences Inc.	342,301	397
*	Atea Pharmaceuticals Inc.	81,077	375
*	MEI Pharma Inc.	1,232,433	352
*	Organogenesis Holdings Inc. Class A	126,114	323
*	Tactile Systems Technology Inc.	22,060	286
*	NextCure Inc.	171,519	286
*	Molecular Templates Inc.	424,818	229
*	Personalis Inc.	96,118	226
*	Retractable Technologies Inc.	107,784	208
*	Cue Biopharma Inc.	46,345	159
*,1	Syros Pharmaceuticals Inc.	23,659	121
*	Athenex Inc.	602,458	110
[2]	OmniAb Inc. 12.5 Earnout	84,348	—
[2]	OmniAb Inc. 15 Earnout	84,348	—
			3,965,124
Industrials (19.8%)
*	Kirby Corp.	1,869,952	132,355
*	AerCap Holdings NV	1,991,001	125,851
*	Fluor Corp.	3,333,293	122,499
*	Middleby Corp.	759,669	118,091
	Science Applications International Corp.	1,081,467	112,235
	Herc Holdings Inc.	709,045	110,129
*	TriNet Group Inc.	1,451,081	109,484
	Spirit AeroSystems Holdings Inc. Class A	2,914,954	105,376
*	RBC Bearings Inc.	427,357	104,262
*	Builders FirstSource Inc.	1,278,690	101,912
	GATX Corp.	842,618	96,438
	Rush Enterprises Inc. Class A	1,734,829	93,351
*	WillScot Mobile Mini Holdings Corp.	1,925,867	93,328
[1]	Ritchie Bros Auctioneers Inc.	1,535,162	92,831
	Kennametal Inc.	3,184,949	90,771
	Flowserve Corp.	2,590,489	89,165

		Shares	Market Value ($000)
	Sensata Technologies Holding plc	1,699,056	86,397
*	Alight Inc. Class A	8,844,911	83,054
*	Gibraltar Industries Inc.	1,458,504	78,132
*	Mercury Systems Inc.	1,491,214	74,538
	IDEX Corp.	308,180	73,865
	Fortune Brands Innovations Inc.	1,116,781	72,044
*	Trex Co. Inc.	1,316,631	69,413
*	Clean Harbors Inc.	531,062	69,197
	Regal Rexnord Corp.	482,193	67,121
	Acuity Brands Inc.	353,785	66,696
*	Axon Enterprise Inc.	329,111	64,321
*	Masonite International Corp.	652,204	59,494
	Zurn Elkay Water Solutions Corp.	2,720,550	59,471
*	ACV Auctions Inc. Class A	5,986,632	58,669
*	API Group Corp.	2,579,955	57,378
*	Sterling Check Corp.	3,958,602	55,222
	Forward Air Corp.	487,316	52,557
	Tennant Co.	624,548	43,800
*	Shoals Technologies Group Inc. Class A	1,489,613	41,545
*	United Rentals Inc.	88,430	38,993
*	GXO Logistics Inc.	710,045	37,157
	HEICO Corp. Class A	275,721	36,858
	Verisk Analytics Inc. Class A	197,505	35,904
	Matson Inc.	537,194	35,519
*	SiteOne Landscape Supply Inc.	232,356	35,204
	John Bean Technologies Corp.	279,185	31,193
*	Generac Holdings Inc.	246,443	29,721
	Vertiv Holdings Co. Class A	2,039,279	28,999
	Rockwell Automation Inc.	98,390	27,749
*	AeroVironment Inc.	308,220	27,422
*	XPO Logistics Inc.	671,745	26,776
	Applied Industrial Technologies Inc.	186,642	26,729
*	Atkore Inc.	200,637	26,133
*	Bloom Energy Corp. Class A	1,035,000	25,803
	UFP Industries Inc.	274,281	25,659
*	CoStar Group Inc.	329,309	25,653
*	Ameresco Inc. Class A	387,477	24,981
	BWX Technologies Inc.	373,500	22,731
	Allison Transmission Holdings Inc.	503,635	22,704
*	GMS Inc.	375,265	22,261
*	Kratos Defense & Security Solutions Inc.	1,923,712	22,026
	Terex Corp.	423,548	21,588
*	Cimpress plc	613,320	20,049
	Tetra Tech Inc.	127,317	19,800
	EMCOR Group Inc.	130,452	19,339
	JB Hunt Transport Services Inc.	97,176	18,371
	Watts Water Technologies Inc. Class A	108,704	17,775
	AGCO Corp.	115,686	15,980
	Booz Allen Hamilton Holding Corp. Class A	161,518	15,286
*	ASGN Inc.	159,114	14,471
*	AZEK Co. Inc. Class A	579,264	13,978
*	Kornit Digital Ltd.	519,660	13,101
	Heartland Express Inc.	777,833	13,083
	Carlisle Cos. Inc.	51,632	12,952
*	Rocket Lab USA Inc.	2,513,726	12,493
	Lincoln Electric Holdings Inc.	72,317	12,068
	GrafTech International Ltd.	1,825,711	11,940
	Valmont Industries Inc.	34,424	11,351

		Shares	Market Value ($000)
	Boise Cascade Co.	142,516	10,684
	Korn Ferry	197,870	10,683
*	Masterbrand Inc.	1,119,087	10,296
	H&E Equipment Services Inc.	193,240	9,834
	Advanced Drainage Systems Inc.	96,238	9,705
	Robert Half International Inc.	115,175	9,670
	Howmet Aerospace Inc.	237,533	9,665
	Kforce Inc.	171,199	9,609
*	Lyft Inc. Class A	564,339	9,170
	Exponent Inc.	67,829	6,955
	Donaldson Co. Inc.	109,048	6,799
*	Titan International Inc.	371,644	6,203
*	Veritiv Corp.	46,779	5,849
*	Huron Consulting Group Inc.	71,911	4,893
	Franklin Electric Co. Inc.	48,830	4,409
	Mueller Industries Inc.	66,114	4,334
*	TrueBlue Inc.	216,816	4,256
*	MRC Global Inc.	309,677	4,212
*	MYR Group Inc.	36,914	3,657
	Marten Transport Ltd.	148,387	3,278
*	Array Technologies Inc.	145,025	3,224
*	RXO Inc.	149,256	2,734
	Wabash National Corp.	101,887	2,625
	Nordson Corp.	10,636	2,588
*	Brink's Co.	37,696	2,473
*	Saia Inc.	9,000	2,455
*	Air Transport Services Group Inc.	74,473	2,108
*	Chart Industries Inc.	15,347	2,056
	Brady Corp. Class A	37,743	2,018
*	Hudson Technologies Inc.	186,079	1,900
*	Enerpac Tool Group Corp. Class A	67,758	1,798
	Kadant Inc.	8,754	1,784
*	BlueLinx Holdings Inc.	18,096	1,571
	Simpson Manufacturing Co. Inc.	13,714	1,469
*	First Advantage Corp.	100,264	1,392
*	MSA Safety Inc.	8,855	1,208
	Primoris Services Corp.	43,424	1,155
	Lindsay Corp.	6,673	1,045
*	Janus International Group Inc.	92,812	1,021
	Pitney Bowes Inc.	233,155	1,005
*	Franklin Covey Co.	20,352	944
*,1	Enovix Corp.	116,944	929
*	Dycom Industries Inc.	9,462	902
*	Frontier Group Holdings Inc.	58,954	742
	Moog Inc. Class A	7,332	699
*	CRA International Inc.	5,856	696
	ArcBest Corp.	7,703	643
	Allegion plc	5,313	625
*,1	SunPower Corp.	35,231	614
	AECOM	6,965	608
*	Hireright Holdings Corp.	36,992	423
			4,020,407
Information Technology (18.3%)
*	Five9 Inc.	2,207,555	173,911
*	Guidewire Software Inc.	1,914,156	140,193
	Power Integrations Inc.	1,539,233	132,513
*	New Relic Inc.	2,110,198	128,828
*	GoDaddy Inc. Class A	1,221,300	100,305

		Shares	Market Value ($000)
*	Cirrus Logic Inc.	1,064,641	96,233
*	First Solar Inc.	526,089	93,433
	Concentrix Corp.	594,073	84,246
*	Smartsheet Inc. Class A	1,901,883	82,180
*	Dynatrace Inc.	2,104,110	80,861
	Monolithic Power Systems Inc.	180,500	76,994
*	Jamf Holding Corp.	3,658,045	72,685
*	Viavi Solutions Inc.	6,382,312	72,120
*	Manhattan Associates Inc.	550,454	71,757
*,1	Informatica Inc. Class A	3,875,209	68,979
*	Euronet Worldwide Inc.	564,868	63,649
*	Silicon Laboratories Inc.	393,199	61,697
*	Cadence Design Systems Inc.	322,055	58,881
*	Trimble Inc.	994,165	57,721
*	Teledyne Technologies Inc.	132,410	56,176
*	Momentive Global Inc.	7,087,970	54,648
*	HubSpot Inc.	134,569	46,697
*	Wix.com Ltd.	533,095	46,369
*	Lattice Semiconductor Corp.	600,586	45,518
*	PTC Inc.	318,526	42,963
*	Onto Innovation Inc.	539,899	42,463
	Maximus Inc.	561,411	42,022
*	Envestnet Inc.	618,898	40,228
*	Paycor HCM Inc.	1,578,757	39,643
*	Okta Inc.	530,836	39,075
*	Palo Alto Networks Inc.	244,962	38,861
*	ON Semiconductor Corp.	526,394	38,664
*	Box Inc. Class A	1,202,067	38,454
*,1	Monday.com Ltd.	294,824	38,383
*	Globant SA	233,112	37,806
*,1	GLOBALFOUNDRIES Inc.	634,636	37,621
*	Tower Semiconductor Ltd.	880,513	36,797
*	N-Able Inc.	3,334,258	34,243
*	Consensus Cloud Solutions Inc.	554,182	32,569
	National Instruments Corp.	598,048	32,295
*	WEX Inc.	171,797	31,777
*	CyberArk Software Ltd.	224,703	31,656
	Microchip Technology Inc.	402,808	31,266
*,3	8x8 Inc.	6,470,576	30,476
*	Everbridge Inc.	929,481	29,706
	Jabil Inc.	373,849	29,396
*	Toast Inc. Class A	1,313,712	29,309
*	Black Knight Inc.	475,572	28,815
*	Procore Technologies Inc.	505,100	28,260
*	RingCentral Inc. Class A	712,036	27,791
*	Rapid7 Inc.	696,186	27,757
*	Tyler Technologies Inc.	85,764	27,682
*	Enphase Energy Inc.	122,700	27,163
*	Fair Isaac Corp.	38,053	25,341
*	Ambarella Inc.	268,391	24,112
	Cognex Corp.	440,031	24,087
*	Dropbox Inc. Class A	1,023,087	23,766
*	Allegro MicroSystems Inc.	622,400	23,757
*,1	Freshworks Inc. Class A	1,465,200	23,707
*	Tenable Holdings Inc.	580,923	23,371
*	Fortinet Inc.	437,523	22,900
*	Axcelis Technologies Inc.	205,300	22,573
*	Qualtrics International Inc. Class A	1,378,248	21,735

		Shares	Market Value ($000)
*	Sumo Logic Inc.	1,713,860	20,275
*	Nutanix Inc. Class A	712,353	19,853
*	Elastic NV	336,278	19,787
	Bentley Systems Inc. Class B	485,000	18,939
*	Paylocity Holding Corp.	90,438	18,837
*	ANSYS Inc.	69,172	18,425
	Clear Secure Inc. Class A	578,300	18,153
*	Extreme Networks Inc.	978,649	17,645
*	Qualys Inc.	149,899	17,292
*	Aspen Technology Inc.	77,388	15,381
*	CommScope Holding Co. Inc.	1,805,456	15,166
*	CommVault Systems Inc.	233,057	14,503
*	Q2 Holdings Inc.	437,156	14,304
*	Varonis Systems Inc. Class B	553,560	14,304
*	MaxLinear Inc.	318,206	13,110
*	Impinj Inc.	99,326	12,891
*	PROS Holdings Inc.	509,666	12,844
*	Diodes Inc.	142,496	12,709
*	SentinelOne Inc. Class A	779,800	11,767
*	Teradata Corp.	325,347	11,348
	A10 Networks Inc.	696,445	10,781
*	Synaptics Inc.	85,017	10,630
*	Yext Inc.	1,452,718	10,096
*	ExlService Holdings Inc.	57,465	9,804
	Amkor Technology Inc.	330,034	9,657
*	Super Micro Computer Inc.	132,565	9,588
	CSG Systems International Inc.	151,605	9,046
*	Domo Inc. Class B	576,480	8,941
*	Pure Storage Inc. Class A	289,994	8,392
*	Agilysys Inc.	94,162	7,868
	TTEC Holdings Inc.	150,769	7,665
*	SMART Global Holdings Inc.	350,636	6,028
	Pegasystems Inc.	141,617	5,506
*	Confluent Inc. Class A	233,444	5,393
*	Fabrinet	38,015	5,005
*	eGain Corp.	440,680	4,283
*	Infinera Corp.	573,807	4,200
*	EPAM Systems Inc.	12,449	4,141
*	ePlus Inc.	80,163	3,991
*	Semtech Corp.	117,718	3,888
	Hackett Group Inc.	170,934	3,778
*	LivePerson Inc.	291,253	3,751
*	Arrow Electronics Inc.	31,262	3,673
*	Brightcove Inc.	524,919	3,328
*	Ultra Clean Holdings Inc.	89,846	3,023
*	AvidXchange Holdings Inc.	225,893	2,512
	Jack Henry & Associates Inc.	12,919	2,327
*	BigCommerce Holdings Inc. Series 1	169,692	2,080
*	ACM Research Inc. Class A	164,323	2,052
*	Upland Software Inc.	233,415	2,038
*	ACI Worldwide Inc.	71,312	1,992
*	Perficient Inc.	26,114	1,936
	Vishay Intertechnology Inc.	83,285	1,906
*	Itron Inc.	31,870	1,832
*	Alarm.com Holdings Inc.	32,459	1,740
*	Eastman Kodak Co.	451,327	1,629
*	Cambium Networks Corp.	74,883	1,605
*	Zuora Inc. Class A	201,576	1,597

		Shares	Market Value ($000)
*	EngageSmart Inc.	77,198	1,521
*	Diebold Nixdorf Inc.	589,155	1,408
*	NCR Corp.	48,211	1,322
*	Unisys Corp.	228,189	1,235
*	Workiva Inc. Class A	12,877	1,114
*	FormFactor Inc.	31,333	882
*	Plexus Corp.	8,011	769
*	OSI Systems Inc.	7,962	754
*	Arlo Technologies Inc.	176,325	661
*	Squarespace Inc. Class A	26,104	619
*	International Money Express Inc.	26,170	596
*	Couchbase Inc.	32,929	487
			3,711,687
Materials (3.5%)
	Graphic Packaging Holding Co.	6,763,587	162,935
	Methanex Corp.	1,991,434	94,255
	Cabot Corp.	1,158,477	87,268
	Louisiana-Pacific Corp.	1,095,543	74,596
*	Summit Materials Inc. Class A	1,862,087	61,188
	Ashland Inc.	474,900	51,892
	Balchem Corp.	174,943	22,853
	Eagle Materials Inc.	148,714	21,724
	Chemours Co.	522,379	19,009
	Olin Corp.	229,096	14,797
	Warrior Met Coal Inc.	359,536	13,619
*	O-I Glass Inc.	439,634	8,463
*	Ingevity Corp.	99,547	8,207
	Avery Dennison Corp.	39,485	7,480
	Sensient Technologies Corp.	85,307	6,457
	AdvanSix Inc.	130,940	5,662
	Alpha Metallurgical Resources Inc.	31,972	5,145
	Innospec Inc.	42,392	4,791
	Steel Dynamics Inc.	34,879	4,208
*	Constellium SE Class A	277,734	4,035
*	Berry Global Group Inc.	61,686	3,808
*	LSB Industries Inc.	266,545	3,388
	Sylvamo Corp.	57,284	2,723
	American Vanguard Corp.	119,450	2,698
	Sealed Air Corp.	46,762	2,561
	Orion Engineered Carbons SA	95,525	2,008
	Greif Inc. Class A	24,713	1,765
*	Livent Corp.	63,250	1,639
	Schnitzer Steel Industries Inc. Class A	26,655	902
*	Compass Minerals International Inc.	18,898	882
	Ryerson Holding Corp.	20,978	801
*	Century Aluminum Co.	67,544	759
	Ramaco Resources Inc.	56,463	589
	Kronos Worldwide Inc.	39,611	461
			703,568
Other (0.6%)
[4]	Vanguard Small-Cap ETF	604,672	122,253
Real Estate (3.0%)
	Essential Properties Realty Trust Inc.	3,665,627	93,400
	Phillips Edison & Co. Inc.	2,751,014	92,214
	Rexford Industrial Realty Inc.	1,411,877	89,612
	Life Storage Inc.	741,052	80,063
	Douglas Emmett Inc.	3,819,325	63,974

		Shares	Market Value ($000)
	Pebblebrook Hotel Trust	2,724,889	44,688
	Americold Realty Trust Inc.	1,266,700	39,787
	Xenia Hotels & Resorts Inc.	2,601,086	38,756
	Outfront Media Inc.	903,237	17,974
	National Storage Affiliates Trust	310,937	12,686
	DigitalBridge Group Inc.	495,574	7,335
	Equity LifeStyle Properties Inc.	96,584	6,933
	CareTrust REIT Inc.	255,759	5,299
	NexPoint Residential Trust Inc.	101,354	5,118
	Camden Property Trust	23,784	2,930
	RMR Group Inc. Class A	75,418	2,340
	Alexander's Inc.	9,841	2,335
	Tanger Factory Outlet Centers Inc.	118,870	2,272
	Gladstone Commercial Corp.	109,587	1,862
	Douglas Elliman Inc.	254,240	1,185
	Newmark Group Inc. Class A	123,335	1,057
			611,820
Utilities (1.0%)
	Atlantica Sustainable Infrastructure plc	2,892,055	79,300
	Portland General Electric Co.	1,640,592	78,059
	Vistra Corp.	646,830	14,916
	National Fuel Gas Co.	245,502	14,254
	Otter Tail Corp.	136,709	8,770
	Brookfield Infrastructure Corp. Class A (XTSE)	58,677	2,595
	MGE Energy Inc.	16,382	1,197
			199,091
Total Common Stocks (Cost $16,295,528)			19,490,259
Temporary Cash Investments (4.3%)
Money Market Fund (3.4%)
[5,6]	Vanguard Market Liquidity Fund, 4.437%	6,985,202	698,450

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.9%)
Deutsche Bank Securities Inc. 4.290%, 2/1/23 (Dated 1/31/23, Repurchase Value $174,121,000, collateralized by Fannie Mae 1.500%, 4/1/51, and Freddie Mac 2.000%–5.500%, 1/1/34–2/1/53, with a value of $177,582,000)	174,100	174,100
Total Temporary Cash Investments (Cost $872,431)		872,550
Total Investments (100.4%) (Cost $17,167,959)		20,362,809
Other Assets and Liabilities—Net (-0.4%)		(88,583)
Net Assets (100%)		20,274,226
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $130,280,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $131,516,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	3,501	339,492	18,187
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,489,560	699	—	19,490,259
Temporary Cash Investments	698,450	174,100	—	872,550
Total	20,188,010	174,799	—	20,362,809
Derivative Financial Instruments
Assets
Futures Contracts[1]	18,187	—	—	18,187
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2023 Market Value ($000)
8x8 Inc.	NA1	4,632	1,456	(2,734)	5,501	—	—	30,476
Vanguard Market Liquidity Fund	716,694	NA2	NA2	65	2	5,361	1	698,450
Vanguard Small-Cap ETF	217,998	—	103,119	207	7,167	1,171	—	122,253
Veracyte Inc.	79,133	4,190	20,884	(10,276)	30,808	—	—	NA3
Total	1,013,825	8,822	125,459	(12,738)	43,478	6,532	1	851,179
1	Not applicable—at October 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Not applicable—at January 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.